UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 144.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.6%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020		273	$273,314
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		153	155,301
Term Loan, 5.00%, Maturing November 2, 2018		337	342,577
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017		181	182,687
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)		848	265,635
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(3)		350	8,750
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		967	967,662
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		2,274	2,278,740

			$4,474,666

Automotive — 6.0%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.86%, Maturing April 27, 2020		943	$946,694
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019		1,698	1,702,007
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018		936	943,752
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017		2,447	2,452,006
Term Loan, 3.25%, Maturing December 31, 2018		1,050	1,046,907
Cooper-Standard Automotive, Inc.
Term Loan, Maturing April 4, 2021(4)		325	326,219
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		475	478,562
Federal-Mogul Corporation
Term Loan, 2.10%, Maturing December 29, 2014		1,875	1,869,986
Term Loan, 2.10%, Maturing December 28, 2015		564	562,325
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		3,375	3,393,944
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing January 27, 2017		400	402,391
Metaldyne Company LLC
Term Loan, 4.25%, Maturing December 18, 2018		866	870,153
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		397	397,005
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		1,436	1,449,489

			$16,841,440

Beverage and Tobacco — 0.6%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	1,250	$1,747,740

			$1,747,740

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		224	$226,682

			$226,682

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		622	$621,681
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		272	272,929
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		299	299,619
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)		369	293,191
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		473	474,338
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		844	844,933
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		246	247,410
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		320	323,126

			$3,377,227

Business Equipment and Services — 13.6%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		1,355	$1,365,187
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		1,906	1,917,220
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 21, 2015		332	328,115
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		618	620,470
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 22, 2021		200	201,500
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		421	421,985
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019		327	327,536
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		399	400,354
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		550	554,113
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		222	222,788
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		605	609,035
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017	EUR	586	786,532
Term Loan, 6.99%, Maturing January 30, 2017		303	306,391
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		237	239,365
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		223	222,746
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		1,027	1,000,036
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		1,211	1,221,447
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		710	711,834
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		960	939,248

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		375	$380,625
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		56	56,018
Term Loan, 4.00%, Maturing November 6, 2020		218	218,980
Term Loan, 4.98%, Maturing November 6, 2020	CAD	299	271,933
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		815	818,584
IMS Health Incorporated
Term Loan, 3.75%, Maturing March 17, 2021		1,215	1,214,078
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		597	600,731
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		305	306,306
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		500	507,187
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		243	243,177
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 7, 2021		1,387	1,385,254
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,209	1,220,732
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		549	570,203
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		150	151,453
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		976	976,106
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		550	536,250
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		590	591,506
Nord Anglia Education Limited
Term Loan, Maturing March 19, 2021(4)		425	427,125
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		622	631,592
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		2,609	2,613,494
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		340	340,636
ServiceMaster Company
Term Loan, 3.41%, Maturing January 31, 2017		716	717,727
Term Loan, 4.41%, Maturing January 31, 2017		1,451	1,456,520
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		1,240	1,246,164
Term Loan, 4.00%, Maturing March 9, 2020		3,116	3,127,981
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		500	503,958
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		2,077	2,084,401
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		60	60,427
Term Loan, 6.00%, Maturing July 28, 2017		306	308,708
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,922	1,913,949

			$37,877,707

Cable and Satellite Television — 4.6%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		419	$418,401
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		196	196,367

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,387	$1,389,172
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		670	665,248
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		156	156,509
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		1,141	1,129,872
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		748	757,476
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		496	493,459
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		385	386,521
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		368	360,517
UPC Financing Partnership
Term Loan, 3.97%, Maturing March 31, 2021	EUR	726	1,012,626
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	750	1,263,388
Term Loan, 3.50%, Maturing June 8, 2020		2,550	2,547,131
YPSO France SAS
Term Loan, 4.24%, Maturing December 29, 2017	EUR	13	17,833
Term Loan, 4.24%, Maturing December 29, 2017	EUR	198	273,339
Term Loan, 4.24%, Maturing December 29, 2017	EUR	203	281,078
Term Loan, 4.24%, Maturing December 29, 2017	EUR	263	364,389
Term Loan, 4.24%, Maturing December 29, 2017	EUR	323	446,272
Term Loan, 3.99%, Maturing December 26, 2018	EUR	375	518,027

			$12,677,625

Chemicals and Plastics — 4.5%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		147	$147,946
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		76	76,762
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		1,141	1,147,081
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		1,911	1,915,681
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		448	451,997
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		344	346,455
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(4)		975	979,022
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,089	2,085,099
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		372	373,971
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		349	350,871
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		500	512,969
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		129	128,966
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		593	594,104
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		1,514	1,524,810
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		1,702	1,699,752

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		70	$70,043

			$12,405,529

Conglomerates — 0.9%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,400	$1,407,017
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	474	658,867
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		522	524,006

			$2,589,890

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		1,064	$1,061,115
Term Loan, 3.75%, Maturing January 6, 2021		325	324,619
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		1,333	1,342,498
Pelican Products, Inc.
Term Loan, 7.25%, Maturing July 11, 2018		246	247,467
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		1,703	1,711,865
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		309	310,538

			$4,998,102

Cosmetics/Toiletries — 0.6%
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		599	$600,371
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		1,064	1,017,245

			$1,617,616

Drugs — 3.6%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(4)		350	$354,917
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		197	198,152
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		285	289,418
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		1,240	1,246,142
Term Loan, 4.25%, Maturing September 15, 2017		563	566,413
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		200	199,708
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		400	403,650
Term Loan - Second Lien, 8.75%, Maturing January 17, 2022		250	253,985
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		940	942,842
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		883	887,468
Term Loan, 3.75%, Maturing December 11, 2019		1,503	1,510,876
Term Loan, 3.75%, Maturing August 5, 2020		1,793	1,811,253
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		1,238	1,242,528

			$9,907,352

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	988	$987,423

		$987,423

Electronics/Electrical — 11.6%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	731	$738,235
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	323	324,891
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018	395	393,025
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020	350	343,875
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,282	1,293,695
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018	500	500,937
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	400	415,500
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	182	182,169
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	372	372,032
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021	250	251,458
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	530	529,006
Term Loan, 4.50%, Maturing April 29, 2020	3,915	3,893,654
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	1,760	1,767,763
Entegris, Inc.
Term Loan, Maturing February 4, 2021(4)	250	250,000
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	418	421,005
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	400	403,000
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	937	941,233
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	1,673	1,680,093
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	223	225,715
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,705	2,700,998
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	690	697,368
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019	470	473,483
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	637	636,401
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021	474	475,244
Renaissance Learning, Inc.
Term Loan, 6.25%, Maturing October 16, 2020	398	400,156
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	220	220,491
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	251,667
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	329	329,576
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,603	2,598,866
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	250	254,687
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	611	615,699

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Serena Software, Inc.
Term Loan, 4.15%, Maturing March 10, 2016	715	$714,274
Term Loan, 5.00%, Maturing March 10, 2016	175	174,745
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 27, 2021	350	352,625
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	226	229,525
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	555	557,577
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	313	331,581
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	648	649,594
Southwire Company
Term Loan, 3.25%, Maturing February 11, 2021	200	199,982
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.25%, Maturing June 7, 2019	47	47,097
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	455	455,433
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	607	604,465
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	272	273,264
Sybil Software LLC
Term Loan, Maturing March 18, 2020(4)	475	474,208
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,023	1,028,083
Wall Street Systems, Inc.
Term Loan, 9.50%, Maturing October 25, 2019	840	846,294
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	250	253,125
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	538	544,581

		$32,318,375

Equipment Leasing — 0.9%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	1,417	$1,415,781
International Lease Finance Corporation
Term Loan, 3.50%, Maturing February 13, 2021	1,200	1,202,357

		$2,618,138

Financial Intermediaries — 6.6%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	319	$319,876
Armor Holding II LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	500	505,625
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	370	374,016
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,538	1,544,232
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	272	270,042
First Data Corporation
Term Loan, 4.15%, Maturing March 23, 2018	2,270	2,278,404
Term Loan, 4.15%, Maturing September 24, 2018	950	953,661
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	599	597,004
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	423	425,915
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	295	296,789

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		486	$483,947
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020		521	522,521
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		1,890	1,890,110
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017		316	318,256
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		223	223,585
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017		3,171	3,184,657
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		348	351,733
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		619	622,354
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016		662	635,656
RCS Capital Corporation
Term Loan, Maturing March 31, 2019(4)		525	528,774
Term Loan - Second Lien, Maturing January 16, 2021(4)		250	257,813
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		124	123,466
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		324	329,050
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		1,217	1,211,757

			$18,249,243

Food Products — 7.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		642	$644,880
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	750	659,549
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		2,101	2,091,959
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		640	647,098
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		471	474,581
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		522	526,130
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		350	350,348
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		100	100,457
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		673	677,184
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		5,161	5,196,162
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		583	584,864
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		303	304,237
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		864	866,349
Term Loan, 3.75%, Maturing September 18, 2020		771	770,277
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		750	752,928
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,183	4,200,219

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		348	$347,162
Term Loan, 3.25%, Maturing April 29, 2020		1,832	1,825,449

			$21,019,833

Food Service — 5.1%
Aramark Corporation
Term Loan, 1.87%, Maturing July 26, 2016		88	$88,185
Term Loan, 1.87%, Maturing July 26, 2016		157	157,110
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(3)		49	48,785
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		1,108	1,115,657
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		375	373,047
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	475	657,655
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,182	1,187,752
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		1,319	1,312,722
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		1,221	1,230,060
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		343	345,358
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		1,249	1,248,360
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		193	193,825
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018		271	272,437
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		124	124,159
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		2,382	2,398,079
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		3,564	2,773,237
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		679	678,154

			$14,204,582

Food/Drug Retailers — 4.8%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		511	$514,103
Term Loan, 4.75%, Maturing March 21, 2019		508	512,105
Alliance Boots Holdings Limited
Term Loan, 3.96%, Maturing July 10, 2017	GBP	3,275	5,488,068
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,788	3,778,085
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		222	223,841
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		1,141	1,141,732
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		225	230,681
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		1,350	1,360,410

			$13,249,025

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		248	$251,227

			$251,227

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Health Care — 14.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		221	$222,154
Term Loan, 4.25%, Maturing June 30, 2017		293	295,631
Term Loan, 4.25%, Maturing June 30, 2017		1,170	1,178,775
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		620	621,186
Amneal Pharmaceuticals LLC
Term Loan, 5.76%, Maturing November 1, 2019		274	276,019
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		1,557	1,565,079
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		222	223,437
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		3,541	3,549,131
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		16	15,795
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		395	396,248
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017		866	872,971
Term Loan, 4.25%, Maturing January 27, 2021		3,530	3,563,954
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		1,451	1,461,401
Term Loan, 4.00%, Maturing November 1, 2019		1,555	1,566,699
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		1,357	1,364,175
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		1,566	1,569,328
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		49	48,792
Term Loan, 4.25%, Maturing August 31, 2020		159	159,457
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		698	692,431
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing February 27, 2021(4)		2,350	2,351,469
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		640	640,291
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		760	757,960
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		825	828,938
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		1,243	1,247,375
Term Loan, 7.75%, Maturing May 15, 2018		307	305,658
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		425	423,495
Term Loan, 4.50%, Maturing March 11, 2021	EUR	100	137,980
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018		732	733,875
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		2,473	2,483,739
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		444	434,324
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		750	751,348
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		181	182,192
Medpace, Inc.
Term Loan, 6.25%, Maturing June 16, 2017		214	214,799

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		275	$277,349
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		1,377	1,392,782
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		823	827,181
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		963	966,825
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		622	623,302
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		915	914,160
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		250	250,776
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		346	349,189
Select Medical Corporation
Term Loan, 2.91%, Maturing December 20, 2016		100	100,373
Term Loan, 3.75%, Maturing June 1, 2018		575	579,953
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		319	322,253
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		174	173,579
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		729	728,281
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		837	831,002
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		174	174,484

			$39,647,595

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021		125	$125,156
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		824	828,204
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		768	768,363

			$1,721,723

Industrial Equipment — 3.4%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		157	$157,887
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		371	368,466
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		300	308,062
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		920	921,123
Term Loan, 4.75%, Maturing July 30, 2020	EUR	199	275,112
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		846	847,864
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		469	471,566
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		1,767	1,774,898
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		223	223,557
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		370	372,396

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,264	$2,270,339
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018	519	520,493
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	150	151,219
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	442	442,132
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	225	227,109

		$9,332,223

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	976	$980,791
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	2,423	2,443,762
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	424	426,587
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	4,272	4,287,860
Term Loan, 4.25%, Maturing July 8, 2020	471	470,062
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	500	517,396
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	248	246,574
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	469	472,305
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	1,393	1,399,094
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	1,062	1,066,911

		$12,311,342

Leisure Goods/Activities/Movies — 5.9%
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	647	$650,586
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,606,196
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	444	446,111
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	1,723	1,729,687
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	481	482,453
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	1,005	1,015,122
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	522	526,818
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	594	597,713
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	223	224,586
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	475	474,703
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	1,279	1,283,438
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	367	324,395
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(3)	450	309,825
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	593	594,228

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		1,397	$1,378,285
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		719	722,788
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018		437	170,253
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		931	928,249
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		623	617,593
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		223	223,662
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		500	513,125
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		274	272,727
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		1,432	1,441,721

			$16,534,264

Lodging and Casinos — 4.6%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		215	$215,409
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		249	249,310
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		631	596,959
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		424	427,956
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		1,300	1,324,375
Gala Group Ltd.
Term Loan, 5.48%, Maturing May 25, 2018	GBP	825	1,384,339
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		67	68,972
Term Loan, 5.50%, Maturing November 21, 2019		157	160,936
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		2,938	2,946,972
La Quinta Intermediate Holdings LLC
Term Loan, Maturing February 19, 2021(4)		575	575,988
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		948	947,255
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		1,284	1,283,483
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		496	498,344
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		249	250,460
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		1,820	1,825,178
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		174	174,941

			$12,930,877

Nonferrous Metals/Minerals — 2.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		396	$385,746
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		1,450	1,432,217
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		248	253,224

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	995	$1,003,706
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	675	681,991
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	515	493,706
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	1,647	1,650,079
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	217	218,277
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	375	383,203
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	250	242,969
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	821	795,521

		$7,540,639

Oil and Gas — 5.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	446	$449,041
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	869	874,461
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	66	66,875
Term Loan, 9.00%, Maturing June 23, 2017	1,072	1,087,111
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	963	981,625
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	523	524,321
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,720	3,742,888
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	704	712,296
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	206	206,497
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	925	934,597
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,397	1,394,879
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	17	17,527
Term Loan, 4.25%, Maturing December 16, 2020	47	46,996
Term Loan, 4.25%, Maturing December 16, 2020	335	337,843
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	81	82,034
Term Loan, 4.25%, Maturing September 25, 2019	133	134,305
Term Loan, 4.25%, Maturing October 1, 2019	1,007	1,013,556
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	751	758,014
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,561	1,553,956

		$14,918,822

Publishing — 5.2%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	371	$373,570
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019	534	536,289
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019	623	632,789

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group SA
Term Loan, 5.58%, Maturing December 31, 2016		548	$552,733
Term Loan, 5.58%, Maturing December 31, 2016		561	565,309
Term Loan, 5.65%, Maturing December 31, 2016	EUR	51	70,306
Term Loan, 5.65%, Maturing December 31, 2016	EUR	240	333,023
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		2,419	2,326,382
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		2,270	2,273,866
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		4,002	3,963,134
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		360	361,846
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020		528	533,528
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		327	331,358
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		175	175,875
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014		216	179,331
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		299	301,983
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		521	512,257
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020		547	548,618

			$14,572,197

Radio and Television — 2.5%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		10	$9,755
Term Loan, 6.90%, Maturing January 30, 2019		566	555,414
Term Loan, 7.65%, Maturing July 30, 2019		182	182,239
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		2,169	2,188,494
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		201	202,818
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019		220	221,761
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		293	294,951
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		325	326,135
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		368	369,842
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020		371	369,858
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		438	439,677
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		272	270,075
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,635	1,636,460

			$7,067,479

Retailers (Except Food and Drug) — 8.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		492	$496,749
B&M Retail Limited
Term Loan, 5.77%, Maturing February 18, 2020	GBP	1,025	1,722,447

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		1,166	$1,171,960
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,723	2,703,724
David’s Bridal, Inc.
Term Loan, 5.03%, Maturing October 11, 2019		321	322,492
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		345	346,485
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		547	553,492
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,781	1,808,114
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,425	1,423,887
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,358	1,359,029
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,265	1,268,940
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,120	2,130,451
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		247	248,728
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		691	693,079
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		222	224,409
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,582	1,588,139
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		125	125,703
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		885	890,378
Term Loan, 4.25%, Maturing August 7, 2019		296	297,439
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,294	1,295,973
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		399	383,539
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		640	636,494
Vivarte SA
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	500	275,817
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	13	797
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	88	5,575
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	900	57,345
Wilton Brands LLC
Term Loan, 7.52%, Maturing August 30, 2018		301	288,099

			$22,319,284

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		517	$519,145
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		2,955	2,981,469
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		148	148,804
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		340	342,907
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		205	205,045
Patriot Coal Corporation
Term Loan, 10.25%, Maturing December 15, 2018		748	749,683

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		152	$152,049
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		697	699,553

			$5,798,655

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		913	$916,007
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		750	749,531
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017		593	599,703

			$2,265,241

Telecommunications — 5.1%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		442	$440,137
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		198	197,753
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021		1,499	1,496,551
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		3,700	3,713,856
Mitel US Holdings, Inc.
Term Loan, 5.25%, Maturing January 31, 2020		150	151,433
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		900	898,313
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		606	607,718
Term Loan, 4.00%, Maturing April 23, 2019		912	914,115
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		3,390	3,395,182
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019		964	965,785
Ziggo N.V.
Term Loan, 3.50%, Maturing January 15, 2022	EUR	191	263,163
Term Loan, 3.50%, Maturing January 15, 2022	EUR	297	408,502
Term Loan, Maturing January 15, 2022(4)	EUR	222	306,200
Term Loan, Maturing January 15, 2022(4)	EUR	315	433,196

			$14,191,904

Utilities — 3.0%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		1,332	$1,338,849
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020		521	513,153
Term Loan, 3.25%, Maturing January 31, 2022		199	195,772
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		462	464,151
Term Loan, 4.00%, Maturing April 2, 2018		2,352	2,363,522
Term Loan, 4.00%, Maturing October 9, 2019		419	420,456
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		473	475,798
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		288	289,921
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019		298	299,922
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		303	303,499

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	156	$156,602
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020(5)	17	16,459
Term Loan, 4.25%, Maturing May 6, 2020	132	132,002
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	748	757,944
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	200	200,872
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	400	406,000

		$8,334,922

Total Senior Floating-Rate Interests (identified cost $402,112,602)		$401,126,589

Corporate Bonds & Notes — 11.5%
Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(6)
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)	20	$20,650
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	30	30,450
GenCorp, Inc.
7.125%, 3/15/21	20	21,775

		$72,875

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,462
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	42,950
3.25%, 5/15/18	5	5,063
4.25%, 5/15/23	10	9,900
Navistar International Corp.
8.25%, 11/1/21	50	51,187

		$119,562

Beverage and Tobacco — 0.0%(6)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$38,938
4.25%, 5/1/23	40	39,200

		$78,138

Brokers, Dealers and Investment Houses — 0.0%(6)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	30	$32,100
E*TRADE Financial Corp.
6.00%, 11/15/17	5	5,281
6.375%, 11/15/19	25	27,313
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	15	15,731

		$80,425

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	25	$26,750
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	35	37,975

Security	Principal Amount* (000’s omitted)		Value
HD Supply, Inc.
8.125%, 4/15/19		20	$22,400
7.50%, 7/15/20		30	32,888
Interline Brands, Inc.
10.00%, 11/15/18(8)		65	71,012
Nortek, Inc.
10.00%, 12/1/18		45	49,612
8.50%, 4/15/21		25	28,063
USG Corp.
5.875%, 11/1/21(7)		20	21,325

			$290,025

Business Equipment and Services — 0.1%
ADT Corp. (The)
6.25%, 10/15/21(7)		35	$36,006
CTP Transportation Products, LLC/CTP Finance, Inc.
8.25%, 12/15/19(7)		10	10,825
FTI Consulting, Inc.
6.00%, 11/15/22		20	20,500
IMS Health, Inc.
6.00%, 11/1/20(7)		40	42,200
Iron Mountain, Inc.
6.00%, 8/15/23		40	42,700
Modular Space Corp.
10.25%, 1/31/19(7)		5	5,213
ServiceMaster Co.
8.00%, 2/15/20		50	54,500
7.00%, 8/15/20		15	15,956
TransUnion Holding Co., Inc.
8.125%, 6/15/18		55	58,025
United Rentals North America, Inc.
8.375%, 9/15/20		10	11,125
7.625%, 4/15/22		10	11,262
6.125%, 6/15/23		15	15,975

			$324,287

Cable and Satellite Television — 0.1%
AMC Networks, Inc.
4.75%, 12/15/22		15	$15,000
CCO Holdings, LLC/CCO Capital Corp.
7.25%, 10/30/17		25	26,531
5.25%, 9/30/22		80	79,300
5.75%, 1/15/24		30	29,850
DISH DBS Corp.
6.75%, 6/1/21		85	95,413
5.875%, 7/15/22		30	32,100
IAC/InterActiveCorp
4.875%, 11/30/18		20	20,975

			$299,169

Chemicals and Plastics — 1.6%
Chemtura Corp.
5.75%, 7/15/21		10	$10,425
Hexion US Finance Corp.
6.625%, 4/15/20		1,475	1,534,000
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	500	729,293
8.375%, 2/15/19(7)		500	554,375
7.50%, 5/1/20(7)		400	440,500
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)		10	10,850

Security	Principal Amount* (000’s omitted)		Value
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		65	$67,438
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		1,000	1,076,250
Tronox Finance, LLC
6.375%, 8/15/20		60	61,950

			$4,485,081

Clothing/Textiles — 0.0%(6)
Levi Strauss & Co.
6.875%, 5/1/22		30	$33,075
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)		5	5,463
10.00%, 8/1/20		5	5,712

			$44,250

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(7)		10	$10,175
Harbinger Group, Inc.
7.875%, 7/15/19		30	33,075
Spectrum Brands, Inc.
6.375%, 11/15/20		25	27,187
6.625%, 11/15/22		40	43,750
TMS International Corp.
7.625%, 10/15/21(7)		30	32,400

			$146,587

Containers and Glass Products — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)		10	$10,275
6.00%, 6/15/17(7)		10	10,375
BOE Merger Corp.
9.50%, 11/1/17(7)(8)		45	47,925
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23		20	19,200
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		1,975	2,078,688
Sealed Air Corp.
8.375%, 9/15/21(7)		5	5,781

			$2,172,244

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(8)		95	$98,325
Party City Holdings, Inc.
8.875%, 8/1/20		65	72,719

			$171,044

Diversified Financial Services — 0.4%
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17(7)		20	$20,250
4.875%, 3/15/19(7)		25	25,500
6.00%, 8/1/20(7)		25	26,625
5.875%, 2/1/22(7)		10	10,175
JPMorgan Chase & Co.
6.125% to 4/30/24, 12/29/49(10)		20	19,770
6.75% to 2/1/24, 12/31/49(10)		35	37,013
KION Finance SA
4.788%, 2/15/20(7)(9)	EUR	650	912,598
SLM Corp.
5.50%, 1/15/19		65	69,000

Security	Principal Amount* (000’s omitted)	Value
6.125%, 3/25/24	20	$20,025

		$1,140,956

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	115	$124,775
7.50%, 7/15/21(7)	30	33,900

		$158,675

Ecological Services and Equipment — 0.0%(6)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	25	$27,313
Clean Harbors, Inc.
5.25%, 8/1/20	25	25,875
5.125%, 6/1/21	30	30,750
Covanta Holding Corp.
5.875%, 3/1/24	20	20,418

		$104,356

Electronics/Electrical — 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/1/19(7)	15	$15,094
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)	10	10,325
BMC Software Finance, Inc.
8.125%, 7/15/21(7)	35	37,012
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(8)	25	26,562
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	20	21,275
Infor US, Inc.
9.375%, 4/1/19	35	39,594
NCR Corp.
5.875%, 12/15/21(7)	10	10,575
5.00%, 7/15/22	30	30,187
6.375%, 12/15/23(7)	15	16,013
Nuance Communications, Inc.
5.375%, 8/15/20(7)	60	60,000

		$266,637

Equipment Leasing — 0.6%
Air Lease Corp.
4.50%, 1/15/16	35	$36,925
International Lease Finance Corp.
8.625%, 9/15/15	1,000	1,105,000
6.75%, 9/1/16(7)	175	195,563
7.125%, 9/1/18(7)	175	204,312

		$1,541,800

Financial Intermediaries — 0.6%
Ally Financial, Inc.
2.436%, 12/1/14(9)	20	$20,135
0.00%, 6/15/15	40	38,850
3.50%, 7/18/16	275	283,937
CIT Group, Inc.
5.50%, 2/15/19(7)	25	27,031
5.375%, 5/15/20	5	5,388
5.00%, 8/15/22	10	10,419
First Data Corp.
7.375%, 6/15/19(7)	500	538,750
6.75%, 11/1/20(7)	625	675,000

Security	Principal Amount* (000’s omitted)	Value
11.25%, 1/15/21	25	$28,656
10.625%, 6/15/21	25	28,250
11.75%, 8/15/21	10	10,550
Lender Processing Services, Inc.
5.75%, 4/15/23	40	42,850

		$1,709,816

Food Products — 0.0%(6)
B&G Foods, Inc.
4.625%, 6/1/21	5	$4,956
Michael Foods Holding, Inc.
8.50%, 7/15/18(7)(8)	55	57,612
Post Holdings, Inc.
6.75%, 12/1/21(7)	15	15,919
7.375%, 2/15/22(7)	5	5,400

		$83,887

,
Food Service — 0.0%(6)
ARAMARK Corp.
5.75%, 3/15/20	15	$15,919
Darling International, Inc.
5.375%, 1/15/22(7)	15	15,431
Pinnacle Operating Corp.
9.00%, 11/15/20(7)	15	16,238

		$47,588

Food/Drug Retailers — 0.0%(6)
Pantry, Inc. (The)
8.375%, 8/1/20	40	$43,400

		$43,400

Health Care — 1.1%
Alere, Inc.
8.625%, 10/1/18	20	$21,550
6.50%, 6/15/20	15	15,825
Amsurg Corp.
5.625%, 11/30/20	15	15,675
Biomet, Inc.
6.50%, 8/1/20	80	86,560
Capsugel SA
7.00%, 5/15/19(7)(8)	10	10,319
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	1,115	1,173,537
7.125%, 7/15/20	65	70,606
6.875%, 2/1/22(7)	60	63,000
DaVita, Inc.
5.75%, 8/15/22	110	117,700
HCA Holdings, Inc.
6.25%, 2/15/21	40	42,920
HCA, Inc.
6.50%, 2/15/20	10	11,225
Hologic, Inc.
6.25%, 8/1/20	130	138,125
INC Research, LLC
11.50%, 7/15/19(7)	25	28,187
inVentiv Health, Inc.
9.00%, 1/15/18(7)	625	665,625
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	25	28,875

Security	Principal Amount* (000’s omitted)		Value
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(7)		100	$102,875
Opal Acquisition, Inc.
8.875%, 12/15/21(7)		25	25,219
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)		20	21,400
Tenet Healthcare Corp.
5.00%, 3/1/19(7)		10	10,013
6.00%, 10/1/20(7)		20	21,438
4.375%, 10/1/21		300	291,000
8.125%, 4/1/22		45	50,400
United Surgical Partners International, Inc.
9.00%, 4/1/20		35	39,025
VWR Funding, Inc.
7.25%, 9/15/17		50	54,000
WellCare Health Plans, Inc.
5.75%, 11/15/20		30	31,650

			$3,136,749

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20		333	$364,219
Sanitec Corp.
5.037%, 5/15/18(7)(9)	EUR	125	175,134
Tempur Sealy International, Inc.
6.875%, 12/15/20		15	16,481

			$555,834

Industrial Equipment — 0.0%(6)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)		10	$10,600
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(11)		39	31,097
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		20	21,400
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(8)		5	5,287

			$68,384

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)		25	$26,875
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		525	561,750
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)		50	52,375
Towergate Finance PLC
6.021%, 2/15/18(7)(9)	GBP	325	552,660

			$1,193,660

Leisure Goods/Activities/Movies — 0.3%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)		15	$16,369
Bombardier, Inc.
4.25%, 1/15/16(7)		20	20,900
4.75%, 4/15/19(7)		15	15,000
6.00%, 10/15/22(7)		25	25,000
MISA Investments, Ltd.
8.625%, 8/15/18(7)(8)		25	25,812
National CineMedia, LLC
6.00%, 4/15/22		380	402,800

Security	Principal Amount* (000’s omitted)	Value
NCL Corp., Ltd.
5.00%, 2/15/18	10	$10,425
Regal Entertainment Group
5.75%, 3/15/22	15	15,488
5.75%, 2/1/25	10	9,825
Royal Caribbean Cruises
7.25%, 6/15/16	10	11,250
7.25%, 3/15/18	20	23,400
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	35	38,675
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	35	39,900
WMG Acquisition Corp.
6.00%, 1/15/21(7)	23	24,092
5.625% 4/15/22(7)	30	30,525

		$709,461

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
9.375%, 12/15/14(2)(7)	265	$106,000
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	1,075	956,750
9.00%, 2/15/20	265	239,162
9.00%, 2/15/20	575	518,937
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20(7)	50	51,438
5.375%, 11/1/23(7)	10	10,325
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)	45	47,109
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(7)	29	28,871
MGM Resorts International
6.625%, 12/15/21	50	55,063
7.75%, 3/15/22	15	17,475
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(7)	20	20,163
Penn National Gaming, Inc.
5.875%, 11/1/21(7)	20	19,700
Station Casinos, LLC
7.50%, 3/1/21	35	38,019
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	10	9,900
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	165	143,963
Waterford Gaming, LLC
8.625%, 9/15/14(3)(7)	68	25,323

		$2,288,198

Metals/Mining — 0.0%(6)
Imperial Metals Corp.
7.00%, 3/15/19(7)	5	$5,119

		$5,119

Mining, Steel, Iron and Nonprecious Metals — 0.0%(6)
ArcelorMittal
6.75%, 2/25/22	10	$11,025
Eldorado Gold Corp.
6.125%, 12/15/20(7)	55	55,275
IAMGOLD Corp.
6.75%, 10/1/20(7)	55	49,225

		$115,525

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.
7.00%, 4/15/20(7)	20	$21,125
6.25%, 11/15/22(7)	35	35,700

		$56,825

Oil and Gas — 0.6%
Access Midstream Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	15	$14,981
Antero Resources Finance Corp.
6.00%, 12/1/20	5	5,344
5.375%, 11/1/21(7)	35	35,547
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	10	9,550
Berry Petroleum Co.
6.375%, 9/15/22	5	5,200
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	26,813
Bristow Group, Inc.
6.25%, 10/15/22	45	47,869
Chesapeake Energy Corp.
6.125%, 2/15/21	65	71,175
Concho Resources, Inc.
5.50%, 4/1/23	105	109,725
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	30	31,950
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	70	74,025
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	70	81,287
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	100	108,500
7.75%, 9/1/22	20	22,550
EPL Oil & Gas, Inc.
8.25%, 2/15/18	25	27,188
Halcon Resources Corp.
9.75%, 7/15/20(7)	10	10,800
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	50	50,326
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	5	5,156
Laredo Petroleum, Inc.
7.375%, 5/1/22	35	39,025
MEG Energy Corp.
6.375%, 1/30/23(7)	50	52,000
Murphy Oil USA, Inc.
6.00%, 8/15/23(7)	60	62,250
Newfield Exploration Co.
5.625%, 7/1/24	65	67,762
Oasis Petroleum, Inc.
6.875%, 3/15/22(7)	35	38,062
6.875%, 1/15/23	75	81,750
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 2/15/22(7)	10	10,575
Plains Exploration & Production Co.
6.875%, 2/15/23	95	106,162
Rosetta Resources, Inc.
5.625%, 5/1/21	25	25,688
5.875%, 6/1/22	30	30,712
Sabine Pass LNG, LP
6.50%, 11/1/20	55	58,025

Security	Principal Amount* (000’s omitted)	Value
Samson Investment Co.
10.75%, 2/15/20(7)	25	$27,375
SandRidge Energy, Inc.
7.50%, 3/15/21	15	16,088
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	55	60,500
SM Energy Co.
6.50%, 1/1/23	40	42,900
Tesoro Corp.
5.375%, 10/1/22	50	51,687
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	5	5,263

		$1,513,810

Publishing — 0.2%
Laureate Education, Inc.
9.25%, 9/1/19(7)	315	$337,050
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	55	62,700
RR Donnelley & Sons Co.
6.00%, 4/1/24	5	5,050

		$404,800

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	451	$475,805
11.25%, 3/1/21	45	50,288
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	26,656
Series B, 6.50%, 11/15/22	50	53,687
LBI Media, Inc.
13.50%, 4/15/20(7)	6	5,878
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	10	10,550
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	36,313
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	426,720

		$1,085,897

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(7)(8)	8	$8,220
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	55	57,406
Hot Topic, Inc.
9.25%, 6/15/21(7)	60	65,100
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(8)	95	98,325
Michaels Stores, Inc.
7.75%, 11/1/18	25	26,844
Neiman Marcus Group, Ltd.
8.00%, 10/15/21(7)	20	22,075
8.75%, 10/15/21(7)(8)	35	38,850
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(8)	50	51,437
Petco Holdings, Inc.
8.50%, 10/15/17(7)(8)	110	112,340
Radio Systems Corp.
8.375%, 11/1/19(7)	30	33,300

Security	Principal Amount* (000’s omitted)		Value
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22		70	$74,375

			$588,272

Software and Services — 0.0%(6)
Audatex North America, Inc.
6.00%, 6/15/21(7)		20	$21,450
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(7)(8)		30	30,600
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)		20	20,125

			$72,175

Steel — 0.0%(6)
AK Steel Corp.
8.75%, 12/1/18		15	$16,894

			$16,894

Surface Transport — 0.0%(6)
Hertz Corp. (The)
6.25%, 10/15/22		25	$26,875
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)		15	15,300

			$42,175

Telecommunications — 1.2%
Avaya, Inc.
9.00%, 4/1/19(7)		20	$20,900
CenturyLink, Inc.
6.75%, 12/1/23		35	37,319
Frontier Communications Corp.
7.625%, 4/15/24		10	10,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20		55	59,881
Intelsat Luxembourg SA
7.75%, 6/1/21(7)		65	68,656
8.125%, 6/1/23(7)		55	58,506
NII International Telecom SCA
7.875%, 8/15/19(7)		30	20,550
SBA Communications Corp.
5.625%, 10/1/19		30	31,575
SBA Telecommunications, Inc.
5.75%, 7/15/20		50	52,625
Sprint Communications, Inc.
7.00%, 8/15/20		345	377,775
6.00%, 11/15/22		35	35,831
Sprint Corp.
7.25%, 9/15/21(7)		25	27,344
7.875%, 9/15/23(7)		70	77,175
T-Mobile USA, Inc.
6.25%, 4/1/21		15	15,919
6.633%, 4/28/21		20	21,575
6.731%, 4/28/22		15	16,125
6.625%, 4/1/23		25	26,625
6.836%, 4/28/23		5	5,381
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		475	492,813
6.00%, 4/15/21(7)	GBP	475	840,400
5.50%, 1/15/25(7)		275	279,125
Wind Acquisition Finance SA
5.551%, 4/30/19(7)(9)	EUR	250	350,739

Security	Principal Amount* (000’s omitted)	Value
6.50%, 4/30/20(7)	225	$245,531
Windstream Corp.
7.75%, 10/1/21	40	43,200
6.375%, 8/1/23	15	$14,700

		$3,230,770

Utilities — 1.3%
AES Corp.
5.50%, 3/15/24	15	$14,925
Calpine Corp.
7.50%, 2/15/21(7)	1,899	2,084,152
7.875%, 1/15/23(7)	1,359	1,528,875
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)	20	20,575

		$3,648,527

Total Corporate Bonds & Notes (identified cost $30,579,865)		$32,113,877

Asset-Backed Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value
Apidos CDO, Series 2014-17A, Class B, 3.084%, 4/17/26(7)(9)(12)	$200	$198,140
Apidos CDO, Series 2014-17A, Class C, 3.534%, 4/17/26(7)(9)(12)	500	478,000
Apidos CDO, Series 2014-17A, Class D, 4.984%, 4/17/26(7)(9)(12)	500	461,850
Babson Ltd., Series 2005-1A, Class C1, 2.189%, 4/15/19(7)(9)	376	363,851
Babson Ltd., Series 2013-IA, Class C, 2.937%, 4/20/25(7)(9)	225	222,567
Babson Ltd., Series 2013-IA, Class D, 3.737%, 4/20/25(7)(9)	175	172,648
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.735%, 3/8/17(7)(9)	492	492,819
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.988%, 7/17/19(7)(9)	500	479,901
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.887%, 4/21/25(7)(9)	1,325	1,291,475
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.936%, 8/15/25(7)(9)	750	743,447
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.436%, 8/15/25(7)(9)	320	306,094
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.136%, 8/15/25(7)(9)	215	187,588
Madison Park Funding Ltd., Series 2006-2A, Class D, 4.983%, 3/25/20(7)(9)	1,000	992,664
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.937%, 4/20/25(7)(9)	200	196,296
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.737%, 4/20/25(7)(9)	200	195,352
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.988%, 7/17/25(7)(9)	475	467,858
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.588%, 7/17/25(7)(9)	475	457,066
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.738%, 7/17/25(7)(9)	550	505,190
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.489%, 4/25/21(7)(9)	1,000	951,755

Total Asset-Backed Securities (identified cost $9,291,868)		$9,164,561

Common Stocks — 0.9%

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(3)(11)	10,159	$457,155

		$457,155

Building and Development — 0.0%(6)
Panolam Holdings Co.(3)(13)(14)	131	$127,670

		$127,670

Security	Shares	Value
Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(11)(13)	22,185	$122,018

		$122,018

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(3)(11)	27,040	$112,049
Sanitec Europe Oy E Units(3)(11)(13)	25,787	0

		$112,049

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(11)(13)	23,498	$270,230
Tropicana Entertainment, Inc.(11)(13)	25,430	470,201

		$740,431

Nonferrous Metals/Minerals — 0.1%
Euramax International, Inc.(11)(13)	468	$151,353

		$151,353

Publishing — 0.3%
ION Media Networks, Inc.(3)(11)	2,155	$663,697
MediaNews Group, Inc.(3)(11)(13)	5,771	137,065

		$800,762

Total Common Stocks (identified cost $1,083,250)		$2,511,438

Miscellaneous — 0.0%(6)
Cable and Satellite Television — 0.0%(6)
Adelphia, Inc., Escrow Certificate(13)	270,000	$2,228

		$2,228

Oil and Gas — 0.0%(6)
SemGroup Corp., Escrow Certificate(13)	290,000	$5,800

		$5,800

Total Miscellaneous (identified cost $0)		$8,028

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(15)	$8,383	$8,382,561

Total Short-Term Investments (identified cost $8,382,561)		$8,382,561

Total Investments — 162.8% (identified cost $451,450,146)		$453,307,054

Less Unfunded Loan Commitments — (0.0)%(6)		$(108,101)

Net Investments — 162.8% (identified cost $451,342,045)		$453,198,953

Other Assets, Less Liabilities — (23.3)%		$(64,767,831)

Value
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.5)%	$(110,001,069)

Net Assets Applicable to Common Shares — 100.0%	$278,430,053

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after March 31, 2014, at which time the interest rate will be determined.

(5)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $25,480,139 or 9.2% of the Trust’s net assets applicable to common shares.

(8)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2014.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	When-issued security.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $5,483.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$451,352,875

Gross unrealized appreciation	$6,533,960
Gross unrealized depreciation	(4,687,882)

Net unrealized appreciation	$1,846,078

Restricted Securities

At March 31, 2014, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$127,670

Total Restricted Securities			$71,985	$127,670

A summary of open financial instruments at March 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/30/14	British Pound Sterling 625,218	United States Dollar 1,034,645	HSBC Bank USA	$—	$(7,465)	$(7,465)
4/30/14	Euro 1,022,438	United States Dollar 1,397,396	Goldman Sachs International	—	(11,079)	(11,079)
4/30/14	Euro 258,750	United States Dollar 358,202	Goldman Sachs International	1,757	—	1,757
5/30/14	British Pound Sterling 3,870,042	United States Dollar 6,445,187	Goldman Sachs International	—	(3,955)	(3,955)
5/30/14	Canadian Dollar 300,621	United States Dollar 269,120	JP Morgan Chase Bank	—	(2,436)	(2,436)
5/30/14	Euro 1,505,772	United States Dollar 2,060,664	Citibank NA	—	(13,545)	(13,545)
6/30/14	British Pound Sterling 2,252,027	United States Dollar 3,740,031	Citibank NA	—	(11,925)	(11,925)
6/30/14	Euro 6,244,429	United States Dollar 8,581,188	HSBC Bank USA	—	(20,394)	(20,394)

				$1,757	$(70,799)	$(69,042)

At March 31, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,757 and $70,799, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$400,651,128	$367,360	$401,018,488
Corporate Bonds & Notes	—	32,057,457	56,420	32,113,877
Asset-Backed Securities	—	9,164,561	—	9,164,561
Common Stocks	470,201	151,353	1,889,884	2,511,438
Miscellaneous	—	8,028	—	8,028
Short-Term Investments	—	8,382,561	—	8,382,561
Total Investments	$470,201	$450,415,088	$2,313,664	$453,198,953
Forward Foreign Currency Exchange Contracts	$—	$1,757	$—	$1,757
Total	$470,201	$450,416,845	$2,313,664	$453,200,710

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(70,799)	$—	$(70,799)
Total	$—	$(70,799)	$—	$(70,799)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2014 is not presented.

At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014